Off-balance sheet accounts	12 Months Ended
Dec. 31, 2019
Off Balance Sheet Accounts [Abstract]
Off-balance sheet accounts
18.	Off-balance sheet accounts

(a)	The table below presents the components of this caption:

	2019	2018
	S/(000)	S/(000)
Contingent credits - indirect loans (b), Note 6(a)
Guarantees and stand-by letters	3,857,831	3,763,591
Import and export letters of credit	244,146	307,869

	4,101,977	4,071,460

Derivatives
Held for trading: Note 10(b)
Forward foreign currency agreements, see Note 30.2(b)(i):
Forward currency agreements – purchase	2,993,652	2,023,812
Forward currency agreements – sale	5,770,518	2,709,626
Forward foreign currency agreements in other currencies	525,744	443,770
Foreign currency options	22,154	234,780
Currency swap agreements, see Note 30.2(b)(ii):
Foreign currency delivery / receipt in Soles	794,623	484,553
Soles delivery / receipt in foreign currency	933,299	424,561
Cross currency swaps	195,056	198,529
Interest rate swaps	4,238,143	2,018,220
Held as hedges: Note 10(b)
Cash flows:
Interest rate swaps	298,260	303,570
Cross currency swaps	1,958,574	1,922,610

	17,730,023	10,764,031

Responsibilities for credit lines granted (cancellable) (c)	9,673,520	7,916,890
Responsibilities for credit lines – commercial and others (d)	1,287,974	1,255,713

Total	32,793,494	24,008,094

(b)
In the normal course of its operations, the Group performs contingent operations (indirect loans). These transactions expose the Group to additional credit risks to the amounts recognized in the consolidated statement of financial position.

The Group applies the same credit policies for granting and evaluating the provisions required for direct loans when performing contingent operations (see Note 6(a)), including obtaining guarantees when deemed necessary. Guarantees vary and include deposits in financial institutions or other assets.

Taking into account that most of the contingent operations are expected to expire without the Group having to disburse cash, the total committed amounts do not necessarily represent future cash requirements.

(c)	Responsibilities under credit lines agreements include consumer credit lines and other consumer loans that are cancellable by the Bank.

(d)
Corresponds to commitments of disbursement of future loans that Interbank has committed to carry out; provided that the borrower complies with the obligations under the corresponding loan agreements, however, they may be cancelled by Interbank.